Capital commitments (Tables)	12 Months Ended
Dec. 31, 2021
Additional information [abstract]
Schedule of capital commitments
Capital expenditure contracted for at the end of the reporting period but not yet incurred is as follows:

	As at December 31, 2021	As at December 31, 2020
	€m	€m
Property, plant and equipment	21.3	13.6
Intangible assets	1.7	3.4
Total	23.0	17.0